Stream, Royalty and Other Interests - Additional Information (Detail) $ in Millions			1 Months Ended								12 Months Ended
	Dec. 31, 2022 $ / per_Oz $ / per_lb oz lb	Apr. 04, 2022 USD ($) oz	Nov. 30, 2022 USD ($) oz	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($) $ / per_Oz $ / per_lb oz shares	Jul. 31, 2022 USD ($) lb oz $ / per_LB $ / per_Oz $ / per_lb shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 $ / shares	Apr. 30, 2022 USD ($) oz	Dec. 31, 2022 USD ($) $ / per_Oz $ / per_lb oz lb
Horizon Copper Corp [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Proportion of ownership interest in associate						34.00%					34.00%
Entree Resources [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Proportion of ownership interest in associate						25.00%
Hod Maden [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash transferred in asset acquisition						$ 10.0
Proportion of ownership interest in associate						30.00%
Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash received								$ 15.0
Number of common shares received | shares								34,000,000
Consideration received, acquisition-date fair value								$ 65.0
Price per share | $ / shares									$ 0.7
Gain on disposal of stream royalty and other interest								22.7
Sandbox Royalties [member] | Principal Value [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Convertible promissory note receivable								$ 31.4
Sandbox Royalties [member] | Secured Convertible Promissory Note [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Maturity period								10 years
Hackett River [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								2.00%
Mason [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								0.40%
Converse [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								1.00%
Vittangi [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								1.00%
Prairie Creek [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								1.20%
Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Maximum aggregate amount payable under royalty											$ 50.0
Ajax coppergold project [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								1.00%
Wiluna uranium project [Member] | Sandbox Royalties [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage								2.00%
Bear Creek [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package total										$ 60.0
Convertible Promissory Note [Member] | Horizon Copper Corp [Member] | Principal Value [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Convertible promissory note receivable						$ 95.0
Gold commodity type [member] | Ming gold stream [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gain on disposal of stream royalty and other interest		$ 0.2
Proceeds on disposal of asset		$ 6.7
Time over which ounces received on disposal of asset will be received		18 months
Ounces of gold to be received on disposal of asset | oz		1,150
Gold commodity type [member] | Greenstone [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Additional amount paid under gold stream agreement recorded as stream royalty and other interest				$ 81.7
Gold commodity type [member] | Vatukoula gold mine [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gain on amendment of stream royalty and other interest			$ 2.4
Gold commodity type [member] | Vatukoula gold mine [Member] | Vatukoula Amendment [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price	20.00%										20.00%
Fixed delivery term			4 years 6 months
Consideration paid for stream royalty and other interest contract amendment			$ 15.9
Percentage decrease in deliveries			45.00%
Threshold relevant weight commodity change | oz			11,022
Mercedes Convertible Debenture [Member] | Bear Creek [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Convertible promissory note receivable										$ 22.5
Bottom of Range [member] | Gold commodity type [member] | Vatukoula gold mine [Member] | Vatukoula Amendment [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period			1.20%
Top of Range [member] | Gold commodity type [member] | Vatukoula gold mine [Member] | Vatukoula Amendment [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period			1.40%
NOMAD [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Number of acquirer stock options or warrants issued for each acquiree stock option or warrant previously held | shares						1.21
Asset acquisition, Capitalized costs						$ 534.2
Asset acquisition other net assets recognized as of acquisition date						24.3
Asset acquisition, Accounts payable and accrued liabilities recognised as of acquisition date						9.2
Asset acquisition, Revolving credit facility recognised as of acquisition date						56.8
NOMAD [member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 106.2
Fair value assumption used for life of mine, years						29 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 29 years.
Discount rate used in current estimate of value in use						5.00%
NOMAD [member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 37.8
Fair value assumption used for life of mine, years						8 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 4% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of eight years.
Discount rate used in current estimate of value in use						4.00%
NOMAD [member] | Caserones [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 81.5
Fair value assumption used for life of mine, years						18 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 4% discount rate, a long-term copper price of $3.75 per pound and an estimated mine life of 18 years.
Discount rate used in current estimate of value in use						4.00%
Asset acquisition, Percentage of interests acquired						67.50%
Asset Acquisition Non Controlling Interest In Acquiree Recognised As Of Acquisition Date						$ 27.6
Consolidation, Basis percentage	100.00%										100.00%
NOMAD [member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 37.6
Fair value assumption used for life of mine, years						14 years
Description of key assumptions on which management has based determination of discounted cash flow											At a gold price of less than $1,200 per ounce, the Company will receive a 1.0% NSR which will increase by 0.25% for every $200 increase in the price of gold to a maximum of 2.25% NSR at a gold price of $2,000 or greater.
Discount rate used in current estimate of value in use						5.00%
NOMAD [member] | Greenstone [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 25.4
Fair value assumption used for life of mine, years						20 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 20 years.
Discount rate used in current estimate of value in use						5.00%
NOMAD [member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 33.2
Fair value assumption used for life of mine, years						6 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce, a long-term silver price of $22 per ounce and an estimated mine life of six years.
Discount rate used in current estimate of value in use						5.00%
NOMAD [member] | Platreef [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 130.3
Fair value assumption used for life of mine, years						18 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 18 years.
Discount rate used in current estimate of value in use						5.00%
Commodity production fixed payability factor						80.00%
Amount paid under purchase agreement recorded as stream royalty and other interest					$ 56.3
NOMAD [member] | Gualcamayo [member] | Oxides NSR [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 2.2
Fair value assumption used for life of mine, years						3 years
Discount rate used in current estimate of value in use						4.00%
NOMAD [member] | Gualcamayo [member] | DCP NSR [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 16.6
Fair value assumption used for life of mine, years						10 years
Net smelter return royalty percentage	1.50%
Discount rate used in current estimate of value in use						10.00%
Payment Of Commercial Production Amount											$ 30.0
NOMAD [member] | Troilus [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired						$ 23.8
Fair value assumption used for life of mine, years						22 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 7% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 22 years.
Net smelter return royalty percentage	1.00%
Discount rate used in current estimate of value in use						7.00%
NOMAD [member] | 0.25 Increase In NSR [member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage increase for every 200 dollar increase to gold price	0.25%
Gold price per ounce, Increase decrease | $ / per_Oz											200
NOMAD [member] | Gold Price Less Than 1200 Per Ounce [Member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	1.00%
NOMAD [member] | Gold Price Of 2000 Or Greater Per Ounce [Member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	2.25%
Gold price per ounce | $ / per_Oz	2,000										2,000
NOMAD [member] | Ordinary shares [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition number of shares issued | shares						74,400,000
NOMAD [member] | Gold commodity type [member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
Commodity per ounce purchase price | $ / per_Oz	572										572
First milestone delivery | oz	16,000										16,000
NOMAD [member] | Gold commodity type [member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
Commodity per ounce purchase price | $ / per_Oz	400										400
First milestone delivery | oz	39,000										39,000
NOMAD [member] | Gold commodity type [member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
NOMAD [member] | Gold commodity type [member] | Greenstone [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
Cash payment percentage of spot price	20.00%										20.00%
Per ounce payment to fund mine level environmental and social programs | $ / per_Oz	30										30
NOMAD [member] | Gold commodity type [member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
Threshold, percentage life of mine or relevant weight commodity change | oz	9,585										9,585
NOMAD [member] | Gold commodity type [member] | Platreef [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
NOMAD [member] | Gold commodity type [member] | Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz	396,000										396,000
NOMAD [member] | Gold commodity type [member] | Gualcamayo [member] | DCP NSR [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
NOMAD [member] | Gold commodity type [member] | Troilus [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
NOMAD [member] | Gold commodity type [member] | Initial Blyvoor Delivery Threshold [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Initial Delivered Threshold | oz	300,000										300,000
NOMAD [member] | Gold commodity type [member] | Bonikro Delivery Threshold [Member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Second milestone delivery | oz	61,750										61,750
NOMAD [member] | Gold commodity type [member] | After Initial Blyvoor Delivery Threshold [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
First production in a calendar year acting as milestone | oz	100,000										100,000
NOMAD [member] | Gold commodity type [member] | Cumulative 10.3 Million Ounces Gold Produced [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cumulative ounces of production acting as milestone | oz	10,320,000										10,320,000
NOMAD [member] | Gold commodity type [member] | Gold Price Less Than 1200 Per Ounce [Member] | Cortez Complex Robertson Deposit [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gold price per ounce | $ / per_Oz	1,200										1,200
NOMAD [member] | Gold commodity type [member] | until 9,585 Gold ounces delivered [Member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fixed deliveries per quarter | oz	1,000										1,000
NOMAD [member] | Gold commodity type [member] | Until 131250 Gold Ounces Delivered [Member] | Platreef [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz	131,250										131,250
Percentage of life of mine gold or relevant commodity	37.50%										37.50%
NOMAD [member] | Gold commodity type [member] | Until Aggregate 256980 Gold Ounces Delivered [Member] | Platreef [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz	256,980										256,980
Percentage of life of mine gold or relevant commodity	30.00%										30.00%
Commodity per ounce purchase price | $ / per_Oz	100										100
NOMAD [member] | Gold commodity type [member] | Above 61750 Ounces [Member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of production that will be received after second milestone delivery has been reached	2.00%										2.00%
NOMAD [member] | Gold commodity type [member] | Upto 120333 Ounces [Member] | Greenstone [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
First milestone delivery | oz	120,333										120,333
Percentage of production that will be received until first milestone delivery has been reached	2.375%										2.375%
NOMAD [member] | Gold commodity type [member] | Above 120333 Ounces [Member] | Greenstone [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of production that will be received after first milestone delivery has been reached	1.583%										1.583%
NOMAD [member] | Gold commodity type [member] | After 396000 Gold Ounces Produced [Member] | Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	2.00%
NOMAD [member] | Gold commodity type [member] | After 256980 Gold Ounces Delivered [Member] | Platreef [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	1.875%										1.875%
NOMAD [member] | Gold commodity type [member] | Above 16000 Ounces in Calendar Year [Member] | Until Total Of 300000 Ounces Have Been Delivered [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	5.00%										5.00%
NOMAD [member] | Gold commodity type [member] | Upto 16000 Ounces In Calendar Year [Member] | Until Total Of 300000 Ounces Have Been Delivered [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	10.00%										10.00%
NOMAD [member] | Gold commodity type [member] | Upto 39000 Ounces Delivered [Member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of production that will be received until first milestone delivery has been reached	6.00%										6.00%
NOMAD [member] | Gold commodity type [member] | Above 39000 Ounces Delivered Upto 61750 Ounces Delivered [Member] | Bonikro [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of production that will be received until second milestone delivery has been reached	3.50%										3.50%
NOMAD [member] | Gold commodity type [member] | Until 100000 Ounces Produced In A Calendar Year [Member] | After Initial Blyvoor Delivery Threshold [Member] | Blyvoor [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	0.50%										0.50%
NOMAD [member] | Copper commodity type [member] | Caserones [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_lb						3.75
NSR Royalty percentage copper price per pound threshold | $ / per_lb	1.25										1.25
NOMAD [member] | Copper commodity type [member] | Copper Price Above 1.25 Per Pound [Member] | Caserones [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	0.63%
NOMAD [member] | Gualcamayo Oxides NSR [Member] | Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis of the oxides NSR were a 4% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of three years.
NOMAD [member] | Gualcamayo DCP NSR [Member] | Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis of the DCP NSR were a 10% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 10 years.
NOMAD [member] | Silver commodity type [member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						22
Threshold for change in purchase percentage of production | oz										3,750,000
NOMAD [member] | Silver commodity type [member] | Until 3.75 million silver ounces delivered [Member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	100.00%										100.00%
Payment Percentage of Spot Price	20.00%										20.00%
NOMAD [member] | Silver commodity type [member] | After 3.75 Million Silver Ounces Delivered [Member] | Mercedes [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period	30.00%
Basecore [member] | Antamina [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired							$ 352.1
Fair value assumption used for life of mine, years							30 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 4% discount rate, a long-term copper price of $3.75 per pound, a long-term zinc price of $1.20 per pound, a long-term silver price of $22 per ounce and an estimated mine life of 30 years.
Discount rate used in current estimate of value in use							4.00%
Net Profit Interest Percentage	1.66%										1.66%
Basecore [member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired							$ 14.0
Fair value assumption used for life of mine, years							17 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term copper price of $3.75 per pound and an estimated mine life of 17 years.
Discount rate used in current estimate of value in use						5.00%
Basecore [member] | CEZinc [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired							$ 43.9
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 4% discount rate, a long-term zinc price of $1.20 per pound and estimated deliveries until 2031.
Discount rate used in current estimate of value in use							4.00%
Percentage of zinc processed	1.00%										1.00%
Basecore [member] | Horne Five [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired							$ 78.9
Fair value assumption used for life of mine, years							19 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 19 years.
Net smelter return royalty percentage	2.00%
Discount rate used in current estimate of value in use							5.00%
Basecore [member] | BaseCore [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash transferred in asset acquisition							$ 425.0
Asset acquisition, Capitalized costs							$ 508.5
Basecore [member] | After Measured and Indicated Resources Exceed 5 billion CuEq [Member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gross returns royalty percentage	3.00%										3.00%
Basecore [member] | After 85 Million Pounds Copper Produced at the Mine [Member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gross returns royalty percentage	1.00%										1.00%
Basecore [member] | Greater than Measured Indicated Resources of 3 Billion Cu Eq [Member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gross returns royalty percentage	2.00%										2.00%
Basecore [member] | Ordinary shares [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition number of shares issued | shares							13,500,000
Basecore [member] | Gold commodity type [member] | Horne Five [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz							1,700
Basecore [member] | Copper commodity type [member] | Antamina [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_lb							3.75
Basecore [member] | Copper commodity type [member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | lb							3.75
Basecore [member] | Copper commodity type [member] | Sliding Scale NSR Commences After Production Of 85 Million Pounds Copper [Member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold number of pounds of copper produced | lb	85,000,000										85,000,000
Basecore [member] | Silver commodity type [member] | Antamina [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | oz							22
Basecore [member] | Copper product [member] | Asset Acquisition [Member] | Highland Valley [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Asset acquisition fair value of assets acquired							$ 19.6
Fair value assumption commodity price used | $ / per_LB							3.75
Fair value assumption used for life of mine, years							19 years
Percentage of net profit interest | shares							0.5
Basecore [member] | Copper product [member] | Asset Acquisition [Member] | Discount rate, measurement input [member] | Highland Valley [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Discount rate used in current estimate of value in use							4.00%
Basecore [member] | Zinc commodity type [member] | Antamina [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | lb							1.2
Basecore [member] | Zinc commodity type [member] | CEZinc [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_LB							1.2
Percentage of spot price	20.00%										20.00%
Basecore [member] | Copper equivalent commodity type [Member] | El Pilar [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold percentage life of mine or relevant weight commodity change one | lb	3,000,000,000										3,000,000,000
Threshold percentage life of mine or relevant weight commodity change two | lb	5,000,000,000										5,000,000,000
Hod Maden [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Production basis percent	100.00%										100.00%
Hod Maden [member] | Horizon Copper Corp [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Acquisition of stream royalty and other interest						$ 200.0
Hod Maden [member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / per_Oz						1,700
Fair value assumption used for life of mine, years						15 years
Description of key assumptions on which management has based determination of discounted cash flow											Key assumptions used in the analysis were a 5.5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 15 years.
Discount rate used in current estimate of value in use						5.50%
Delivery threshold | oz						405,000
Hod Maden [member] | Gold commodity type [member] | Until Delivery Of 405000 Ounces [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	20.00%										20.00%
Hod Maden [member] | Gold commodity type [member] | After Delivery of 405000 Ounces [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity	12.00%										12.00%
Commodity per ounce purchase price percentage of market price	60.00%										60.00%
Hod Maden [member] | Gold commodity type [member] | Until 405000 Ounces Gold Delivered [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Commodity per ounce purchase price percentage of market price	50.00%										50.00%
Mercedes Gold Stream [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fixed delivery term										3 years 6 months
Mercedes Gold Stream [member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fixed delivery period gold ounces delivered | oz										25,200
Acquisition of stream royalty and other interest										$ 37.5
Mercedes Gold Stream [member] | Gold commodity type [member] | After the fixed delivery period [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price										25.00%
Mercedes Gold Stream [member] | Gold commodity type [member] | During the fixed delivery period [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price										7.50%
Mercedes Gold Stream [member] | Gold commodity type [member] | After Delivery Of 25200 Ounces Over 3.5 Years [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period										4.40%